ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at the beginning of the period	$ 42,968	$ 22,922	$ 11,065
Current period other comprehensive income (loss)	987	20,046	11,857
Amounts reclassified from accumulated other comprehensive income	2,358
Net current-period other comprehensive income (loss)	(1,371)	20,046	11,857
Balance at the end of the period	41,597	42,968	22,922
Foreign currency items
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at the beginning of the period	43,001	22,922	11,065
Current period other comprehensive income (loss)	954	20,079	11,857
Amounts reclassified from accumulated other comprehensive income	(2,358)
Net current-period other comprehensive income (loss)	(1,404)	20,079	11,857
Balance at the end of the period	41,597	43,001	22,922
Defined benefit pension plan items
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at the beginning of the period	(33)
Current period other comprehensive income (loss)	33	(33)
Net current-period other comprehensive income (loss)	33	(33)
Balance at the end of the period		$ (33)